Offerings - Offering: 1	Jun. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	996,900
Proposed Maximum Offering Price per Unit	6.74
Maximum Aggregate Offering Price	$ 6,719,106.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 927.91
Offering Note	(1) Represents 996,900 shares of Class A common stock reserved for issuance under Skillsoft Corp.'s 2020 Omnibus Incentive Plan, as amended by the First Amendment thereto, and as further amended by the Second Amendment thereto (as amended, the "2020 Plan"), consisting of 550,000 additional shares reserved for issuance under the 2020 Plan pursuant to the Second Amendment thereto, and 446,900 shares that have or may become available again for issuance under the 2020 Plan pursuant to the share counting, share recycling and other terms and conditions thereof. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act") there are also registered hereunder such indeterminate number of additional shares as may become available for issuance pursuant to the 2020 Plan as a result of the antidilution or other adjustment provisions contained therein, including stock splits, stock dividends, and other similar transactions. (2) Estimated in accordance with paragraphs (c) and (h) of Rule 457 of the Securities Act, based upon the average of the high and low prices of shares of the registrant's Class A common stock on June 25, 2026, as reported on the New York Stock Exchange.